UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Emerging Markets Total Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,
Irvine, California 92618
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Courtney R. Taylor
Capital Emerging Markets Total Opportunities Fund
6455 Irvine Center Drive
Irvine, California 92618
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
 [logo - Capital Guardian(SM)]

Investment portfolio
July 31, 2012

                                                                                                              unaudited

                                                                                   Principal
                                                                                      amount        Value   Percent of
Bonds and notes                                                                        (000)        (000)   net assets
=======================================================================================================================
   Latin America -- 32.8%
=======================================================================================================================
   Argentina -- 2.1%
-----------------------------------------------------------------------------------------------------------------------
   Argentina (Republic of) 7.00% October 3, 2015                                      $8,961      $7,426           1.6%
-----------------------------------------------------------------------------------------------------------------------
   Provincia de Buenos Aires 10.875% January 26, 2021                                  4,100       2,460           0.5
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   9,886           2.1

-----------------------------------------------------------------------------------------------------------------------
   Brazil -- 10.9%
-----------------------------------------------------------------------------------------------------------------------
   Banco BMG SA 8.00% April 15, 2018                                                     750         714           0.2
-----------------------------------------------------------------------------------------------------------------------
   Banco do Brasil SA 9.25% April 15, 2023(1)                                          1,225       1,371           0.3
-----------------------------------------------------------------------------------------------------------------------
   Banco Safra SA 10.25% August 8, 2016                                            BRL 3,200       1,644           0.4
-----------------------------------------------------------------------------------------------------------------------
   Banco Votorantim SA 6.57% May 16, 2016(2)                                           4,500       2,442           0.5
-----------------------------------------------------------------------------------------------------------------------
   Brazil (Federal Republic of) Global:
      10.50% July 14, 2014                                                              $570         678           0.1
      4.875% January 22, 2021                                                          2,000       2,410           0.5
      8.50% January 5, 2024                                                        BRL 9,320       5,202           1.1
      10.25% January 10, 2028                                                          9,191       5,842           1.3
      11.00% August 17, 2040                                                          $4,930       6,385           1.4
   Brazil Notas do Tesouro Nacional:
      Series F, 10.00% January 1, 2014 - January 1, 2017                               BRL 2         974           0.2
      Series B, 6.00% May 15, 2015 - May 15, 2045(2)                                      14      17,148           3.7
-----------------------------------------------------------------------------------------------------------------------
   Cia. de Energetica SA 9.75% January 15, 2015(2)                                     1,330         949           0.2
-----------------------------------------------------------------------------------------------------------------------
   Itau Unibanco Holding SA 6.20% December 21, 2021(1)                                  $600         639           0.1
-----------------------------------------------------------------------------------------------------------------------
   Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021                             966       1,053           0.2
-----------------------------------------------------------------------------------------------------------------------
   Petrobras International Finance Co. - Pifco:
      5.375% January 27, 2021                                                          1,965       2,210           0.5
      6.75% January 27, 2041                                                             810       1,023           0.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  50,684          10.9

-----------------------------------------------------------------------------------------------------------------------
   Chile -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Banco Santander Chile 2.47% February 14, 2014(1),(3)                                2,450       2,367           0.5
-----------------------------------------------------------------------------------------------------------------------
   Corp. Nacional del Cobre de Chile 6.375% November 30, 2012                            385         391           0.1
-----------------------------------------------------------------------------------------------------------------------
   Emgesa SA ESP 8.75% January 25, 2021                                        COP 1,200,000         760           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3,518           0.7

-----------------------------------------------------------------------------------------------------------------------
   Colombia -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Bancolombia SA 5.95% June 3, 2021                                                    $200         220           0.1
-----------------------------------------------------------------------------------------------------------------------
   Colombia (Republic of) Global 6.125% January 18, 2041                               2,010       2,789           0.6
-----------------------------------------------------------------------------------------------------------------------
   Transportadora de Gas Internacional SA 5.70% March 20, 2022(1)                        200         210           0.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3,219           0.7

-----------------------------------------------------------------------------------------------------------------------
   Mexico -- 14.2%
-----------------------------------------------------------------------------------------------------------------------
   America Movil SAB de CV 3.50% February 8, 2015                                  CNY 8,750       1,390           0.3
-----------------------------------------------------------------------------------------------------------------------
   Cemex Finance LLC 9.50% December 14, 2016                                          $2,890       2,883           0.6
-----------------------------------------------------------------------------------------------------------------------
   Cemex SAB de CV 9.00% January 11, 2018(1)                                           1,000         935           0.2
-----------------------------------------------------------------------------------------------------------------------
   Empresas ICA SAB de CV 8.375% July 24, 2017(1)                                        675         680           0.2
-----------------------------------------------------------------------------------------------------------------------
   Petroleos Mexicanos:
      6.00% March 5, 2020                                                              1,330       1,603           0.3
      5.50% January 21, 2021                                                             670         784           0.2

                                                                                   Principal
                                                                                      amount        Value   Percent of
                                                                                       (000)        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   Mexico (continued)
-----------------------------------------------------------------------------------------------------------------------
      4.875% January 24, 2022(1)                                                      $2,800      $3,164           0.7%
-----------------------------------------------------------------------------------------------------------------------
   United Mexican States Government:
      Series MI10, 9.50% December 18, 2014                                            MXN 29         238           0.0
      Series M10, 7.75% December 14, 2017                                                285       2,439           0.5
      2.50% December 10, 2020(2)                                                          37         308           0.1
      Series M, 6.50% June 10, 2021                                                      550       4,564           1.0
      Series M20, 10.00% December 5, 2024                                              1,055      11,274           2.4
      Series M30, 10.00% November 20, 2036                                               701       7,626           1.6
      4.00% November 15, 2040(2)                                                       1,799      17,628           3.8
   United Mexican States Government Global:
      6.625% March 3, 2015                                                            $2,130       2,420           0.5
      Series A, 3.625% March 15, 2022                                                    250         276           0.1
      Series A, 6.05% January 11, 2040                                                 4,720       6,554           1.4
-----------------------------------------------------------------------------------------------------------------------
   Urbi Desarrollos Urbanos SAB de CV 8.50% April 19, 2016                             1,425       1,446           0.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  66,212          14.2

-----------------------------------------------------------------------------------------------------------------------
   Peru -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Banco de Credito del Peru 6.875% September 16, 2026(3)                              2,800       3,150           0.7
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Uruguay -- 1.9%
-----------------------------------------------------------------------------------------------------------------------
   Uruguay (Republic of):
      5.00% September 14, 2018(2)                                                 UYU 15,299         808           0.2
      4.375% December 15, 2028(2)                                                    149,844       8,083           1.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   8,891           1.9

-----------------------------------------------------------------------------------------------------------------------
   Venezuela -- 1.6%
-----------------------------------------------------------------------------------------------------------------------
   Venezuela (Republic of):
      9.25% September 15, 2027                                                        $8,360       6,951           1.5
      7.00% March 31, 2038                                                               875         588           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   7,539           1.6

=======================================================================================================================
   Asia-Pacific -- 7.5%
=======================================================================================================================
   China -- 1.3%
-----------------------------------------------------------------------------------------------------------------------
   China Government Bond 0.60% August 18, 2014                                    CNY 12,500       1,915           0.4
-----------------------------------------------------------------------------------------------------------------------
   Longfor Properties Co. Ltd. 9.50% April 7, 2016                                    $2,200       2,332           0.5
-----------------------------------------------------------------------------------------------------------------------
   Renhe Commercial Holdings Co., Ltd.:
      11.75% May 18, 2015                                                              2,210       1,189           0.3
      13.00% March 10, 2016                                                            1,050         551           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   5,987           1.3

-----------------------------------------------------------------------------------------------------------------------
   India -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Reliance Holdings USA, Inc. 5.40% February 14, 2022                                   250         261           0.0
-----------------------------------------------------------------------------------------------------------------------
   Reliance Holdings USA, Inc. 5.40% February 14, 2022(1)                                250         262           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     523           0.1

-----------------------------------------------------------------------------------------------------------------------
   Indonesia -- 0.8%
-----------------------------------------------------------------------------------------------------------------------
   Indonesia (Republic of), Series FR33,  12.50% March 15, 2013                IDR 2,830,000         313           0.1
-----------------------------------------------------------------------------------------------------------------------
   Indonesia Retail Bond, Series OR17,  7.95% August 15, 2013                     31,436,000       3,418           0.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3,731           0.8

                                                                                   Principal
                                                                                      amount        Value   Percent of
Bonds and notes                                                                        (000)        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   Malaysia -- 0.9%
-----------------------------------------------------------------------------------------------------------------------
   Malaysian Government, Series 110,  3.835% August 12, 2015                      MYR 13,370      $4,368           0.9%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Philippines -- 1.5%
-----------------------------------------------------------------------------------------------------------------------
   Philippine Government Bond, Series 1054,  6.375% January 19, 2022             PHP 245,686       6,546           1.4
-----------------------------------------------------------------------------------------------------------------------
   Philippines (Republic of) 4.95% January 15, 2021                                   10,000         259           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   6,805           1.5

-----------------------------------------------------------------------------------------------------------------------
   South Korea -- 1.0%
-----------------------------------------------------------------------------------------------------------------------
   Samsung Electronics America, Inc. 1.75% April 10, 2017(1)                          $1,100       1,111           0.3
-----------------------------------------------------------------------------------------------------------------------
   South Korean Government, Series 1609,  5.00% September 10, 2016             KRW 3,497,300       3,338           0.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   4,449           1.0

-----------------------------------------------------------------------------------------------------------------------
   Sri Lanka -- 0.8%
-----------------------------------------------------------------------------------------------------------------------
   Democratic Socialist Republic of Sri Lanka:
      8.25% October 24, 2012                                                           $ 910         923           0.2
      6.25% October 4, 2020                                                            2,832       2,959           0.6
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   3,882           0.8

-----------------------------------------------------------------------------------------------------------------------
   Thailand -- 1.1%
-----------------------------------------------------------------------------------------------------------------------
   PTTEP Canada International Finance Ltd. 5.692% April 5, 2021                        2,800       3,104           0.7
-----------------------------------------------------------------------------------------------------------------------
   Thailand Government Bond 1.20% July 14, 2021(2)                                THB 59,384       1,899           0.4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   5,003           1.1

=======================================================================================================================
   Eastern Europe and Middle East -- 4.4%
=======================================================================================================================
   Croatia -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
   Croatian Government 6.625% July 14, 2020                                           $2,190       2,267           0.5
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Hungary -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Hungarian Government 6.25% January 29, 2020                                           270         278           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Kazakhstan -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   JSC Halyk Savings Bank of Kazakhstan 7.25% January 28, 2021                           420         422           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Latvia -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   Latvia (Republic of) 5.25% February 22, 2017(1)                                     1,625       1,710           0.4
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Poland -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Poland Government Bond 5.125% April 21, 2021                                          500         575           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Russia -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Gazprom OJSC 4.95% July 19, 2022(1)                                                   270         281           0.1
-----------------------------------------------------------------------------------------------------------------------
   Russian Federation 3.25% April 4, 2017(1)                                             200         208           0.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     489           0.1

-----------------------------------------------------------------------------------------------------------------------
   Turkey -- 2.9%
-----------------------------------------------------------------------------------------------------------------------
   Turkey (Republic of):
       4.00% April 29, 2015(2)                                                       TRY 821         473           0.1
       9.50% January 12, 2022                                                         10,010       6,144           1.3
       3.00% February 23, 2022(2)                                                     10,738       6,088           1.3
-----------------------------------------------------------------------------------------------------------------------
   Yapi ve Kredi Bankasi AS 6.75% February 8, 2017(1)                                 $1,000       1,056           0.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  13,761           2.9

                                                                                   Principal
                                                                                      amount        Value   Percent of
                                                                                       (000)        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   United Arab Emirates -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Abu Dhabi National Energy Co. 4.125% March 13, 2017                                $1,100      $1,174           0.2%
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
   Africa -- 2.9%
=======================================================================================================================
   Egypt -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   African Export-Import Bank 5.75% July 27, 2016                                      1,400       1,490           0.3
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Senegal -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Republic of Senegal 8.75% May 13, 2021                                                600         671           0.2
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   South Africa -- 2.4%
-----------------------------------------------------------------------------------------------------------------------
   AngloGold Ashanti Holdings PLC 5.125% August 1, 2022                                1,460       1,503           0.3
-----------------------------------------------------------------------------------------------------------------------
   PE Paper Escrow GmbH 11.75% August 1, 2014                                      EUR 1,755       2,310           0.5
-----------------------------------------------------------------------------------------------------------------------
   South Africa Government Bond, Series R214,  6.50% February 28, 2041            ZAR 36,000       3,620           0.8
-----------------------------------------------------------------------------------------------------------------------
   Standard Bank PLC 8.125% December 2, 2019                                          $2,400       2,658           0.6
-----------------------------------------------------------------------------------------------------------------------
   Steinhoff International Holdings Ltd. 9.625% convertible debenture,
      July 20, 2015                                                                ZAR 8,000       1,169           0.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  11,260           2.4

=======================================================================================================================
   Other markets -- 4.6%
=======================================================================================================================
   Australia -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Santos Finance Ltd. 8.25% September 22, 2070(3)                                   EUR 850       1,035           0.2
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Canada -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   Inmet Mining Corp. 8.75% June 1, 2020                                                $220         218           0.1
-----------------------------------------------------------------------------------------------------------------------
   Inmet Mining Corp. 8.75% June 1, 2020(1)                                            1,400       1,386           0.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   1,604           0.4

-----------------------------------------------------------------------------------------------------------------------
   Jamaica -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Digicel Ltd. 12.00% April 1, 2014                                                     420         470           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Switzerland -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   Transocean, Inc. 6.375% December 15, 2021                                           1,700       2,051           0.4
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   United Kingdom -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   SABMiller Holdings, Inc. 1.85% January 15, 2015(1)                                    400         410           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   United States of America -- 3.4%
-----------------------------------------------------------------------------------------------------------------------
   Arcos Dorados Holdings, Inc. 10.25% July 13, 2016                               BRL 3,900       2,020           0.4
-----------------------------------------------------------------------------------------------------------------------
   Philip Morris International, Inc. 2.90% November 15, 2021                            $215         227           0.1
-----------------------------------------------------------------------------------------------------------------------
   Trilogy International Partners LLC 10.25% August 15, 2016                           1,700       1,369           0.3
-----------------------------------------------------------------------------------------------------------------------
   U.S. Treasury:
      0.75% March 31, 2013                                                             4,100       4,116           0.9
      3.75% August 15, 2041                                                            6,558       8,220           1.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  15,952           3.4

   Total bonds and notes (cost: $233,972,000)                                                    243,466          52.2

                                                                                                    Value   Percent of
Equity securities                                                                     Shares        (000)   net assets
=======================================================================================================================
   Asia-Pacific -- 20.9%
=======================================================================================================================
   China -- 5.5%
-----------------------------------------------------------------------------------------------------------------------
   Anhui Conch Cement Co. Ltd. (Hong Kong)                                           420,000      $1,108           0.2%
-----------------------------------------------------------------------------------------------------------------------
   Bank of China Ltd. (Hong Kong)                                                 10,020,511       3,838           0.8
-----------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Water Group Ltd. (Hong Kong)                                4,680,000         875           0.2
-----------------------------------------------------------------------------------------------------------------------
   China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(4)           2,392,000         645           0.1
-----------------------------------------------------------------------------------------------------------------------
   China Life Insurance Co. Ltd. (Hong Kong)                                         927,000       2,564           0.5
-----------------------------------------------------------------------------------------------------------------------
   China Longyuan Power Group Corp. Ltd. (Hong Kong)                               2,587,000       1,668           0.4
-----------------------------------------------------------------------------------------------------------------------
   China Petroleum & Chemical Corp. (Hong Kong)                                    2,232,000       2,026           0.4
-----------------------------------------------------------------------------------------------------------------------
   China Shenhua Energy Co. Ltd. (Hong Kong)                                         969,000       3,636           0.8
-----------------------------------------------------------------------------------------------------------------------
   CSR Corp. Ltd. (Hong Kong)                                                      1,890,000       1,392           0.3
-----------------------------------------------------------------------------------------------------------------------
   First Tractor Co. Ltd. (Hong Kong)(4)                                           1,594,000       1,250           0.3
-----------------------------------------------------------------------------------------------------------------------
   Honghua Group Ltd. (Hong Kong)                                                 20,650,000       3,089           0.7
-----------------------------------------------------------------------------------------------------------------------
   Minth Group Ltd. (Hong Kong)                                                    1,282,000       1,314           0.3
-----------------------------------------------------------------------------------------------------------------------
   Yingde Gases Group Co. Ltd. (Hong Kong)                                           431,500         369           0.1
-----------------------------------------------------------------------------------------------------------------------
   Zhongsheng Group Holdings Ltd. (Hong Kong)                                        520,000         556           0.1
-----------------------------------------------------------------------------------------------------------------------
   Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)                                   514,000       1,226           0.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  25,556           5.5

-----------------------------------------------------------------------------------------------------------------------
   Hong Kong -- 2.4%
-----------------------------------------------------------------------------------------------------------------------
   AIA Group Ltd.                                                                    420,200       1,476           0.3
-----------------------------------------------------------------------------------------------------------------------
   ASM Pacific Technology Ltd.                                                       151,500       1,948           0.4
-----------------------------------------------------------------------------------------------------------------------
   EVA Precision Industrial Holdings Ltd.                                          2,006,000         153           0.0
-----------------------------------------------------------------------------------------------------------------------
   Goodbaby International Holdings Ltd.                                              881,000         216           0.1
-----------------------------------------------------------------------------------------------------------------------
   HKT Trust, units                                                                7,014,000       5,590           1.2
-----------------------------------------------------------------------------------------------------------------------
   SJM Holdings Ltd.                                                               1,046,000       1,872           0.4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  11,255           2.4

-----------------------------------------------------------------------------------------------------------------------
   India -- 1.9%
-----------------------------------------------------------------------------------------------------------------------
   Adani Enterprises Ltd.                                                             27,000          88           0.0
-----------------------------------------------------------------------------------------------------------------------
   Bharti Airtel Ltd.                                                              1,091,513       5,889           1.3
-----------------------------------------------------------------------------------------------------------------------
   DLF Ltd.(4)                                                                       133,000         500           0.1
-----------------------------------------------------------------------------------------------------------------------
   ICICI Bank Ltd.                                                                    97,000       1,677           0.4
-----------------------------------------------------------------------------------------------------------------------
   United Spirits Ltd.                                                                50,000         727           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   8,881           1.9

-----------------------------------------------------------------------------------------------------------------------
   Japan -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   Kurita Water Industries Ltd.                                                       17,600         399           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Malaysia -- 1.5%
-----------------------------------------------------------------------------------------------------------------------
   Bumi Armada Bhd.                                                                1,331,900       1,669           0.4
-----------------------------------------------------------------------------------------------------------------------
   CIMB Group Holdings Bhd.                                                          698,100       1,751           0.4
-----------------------------------------------------------------------------------------------------------------------
   Genting Bhd.                                                                    1,165,300       3,526           0.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   6,946           1.5

-----------------------------------------------------------------------------------------------------------------------
   Philippines -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Bloomberry Resorts Corp.(4)                                                     2,481,400         606           0.1
-----------------------------------------------------------------------------------------------------------------------
   Energy Development Corp.                                                        1,421,600         207           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                     813           0.2

-----------------------------------------------------------------------------------------------------------------------
   Singapore -- 1.0%
-----------------------------------------------------------------------------------------------------------------------
   DBS Group Holdings Ltd.                                                           392,643       4,651           1.0
-----------------------------------------------------------------------------------------------------------------------

                                                                                                    Value   Percent of
                                                                                      Shares        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   Singapore (continued)
-----------------------------------------------------------------------------------------------------------------------
   Olam International Ltd.                                                           177,000        $262           0.0%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   4,913           1.0

-----------------------------------------------------------------------------------------------------------------------
   South Korea -- 3.8%
-----------------------------------------------------------------------------------------------------------------------
   Daum Communications Corp.                                                           3,000         294           0.1
-----------------------------------------------------------------------------------------------------------------------
   Hana Financial Group, Inc.                                                        160,130       5,120           1.1
-----------------------------------------------------------------------------------------------------------------------
   Hyundai Mobis Co., Ltd.                                                            12,503       3,312           0.7
-----------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd.                                                       3,590       4,156           0.9
   Samsung Electronics Co., Ltd., nonvoting preferred                                    826         591           0.1
-----------------------------------------------------------------------------------------------------------------------
   SK Hynix Inc.(4)                                                                  216,820       4,161           0.9
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  17,634           3.8

-----------------------------------------------------------------------------------------------------------------------
   Taiwan -- 4.1%
-----------------------------------------------------------------------------------------------------------------------
   ASUSTeK Computer, Inc.(4)                                                         489,820       4,548           1.0
-----------------------------------------------------------------------------------------------------------------------
   CTCI Corp.                                                                      1,018,000       1,897           0.4
-----------------------------------------------------------------------------------------------------------------------
   Delta Electronics, Inc.                                                         1,037,000       3,510           0.8
-----------------------------------------------------------------------------------------------------------------------
   Hon Hai Precision Industry Co., Ltd.(4)                                           641,000       1,808           0.4
-----------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co., Ltd.                                    2,286,000       6,174           1.3
-----------------------------------------------------------------------------------------------------------------------
   Tripod Technology Corp.                                                           512,000       1,164           0.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  19,101           4.1

-----------------------------------------------------------------------------------------------------------------------
   Thailand -- 0.4%
-----------------------------------------------------------------------------------------------------------------------
   Advanced Info Service PCL                                                         208,700       1,326           0.3
-----------------------------------------------------------------------------------------------------------------------
   Precious Shipping PCL                                                           1,562,600         725           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   2,051           0.4

=======================================================================================================================
   Eastern Europe and Middle East -- 3.0%
=======================================================================================================================
   Czech Republic -- 0.1%
-----------------------------------------------------------------------------------------------------------------------
   CEZ AS                                                                              9,900         334           0.1
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Israel -- 0.0%
-----------------------------------------------------------------------------------------------------------------------
   Partner Communications Co. Ltd. (ADR)                                              20,200          67           0.0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Oman -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   BankMuscat (SAOG) (GDR)                                                           221,433       1,187           0.3
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Poland -- 0.2%
-----------------------------------------------------------------------------------------------------------------------
   Telekomunikacja Polska SA                                                         200,456         945           0.2
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Russia -- 1.4%
-----------------------------------------------------------------------------------------------------------------------
   Etalon Group Ltd. (GDR)(4)                                                         42,059         269           0.1
-----------------------------------------------------------------------------------------------------------------------
   OJSC Gazprom (ADR)                                                                512,096       4,739           1.0
-----------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia                                                                597,362       1,663           0.3
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   6,671           1.4

-----------------------------------------------------------------------------------------------------------------------
   Saudi Arabia -- 0.7%
-----------------------------------------------------------------------------------------------------------------------
   Etihad Etisalat Co., PALMS issued by Deutsche Bank, expires
      December 3, 2012 (acquired 2/1/2012, cost: $3,056,000)(5)                      190,600       3,278           0.7
-----------------------------------------------------------------------------------------------------------------------

                                                                                                    Value   Percent of
Equity securities                                                                     Shares        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   United Arab Emirates -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   DP World Ltd.                                                                     127,000      $1,289           0.3%
-----------------------------------------------------------------------------------------------------------------------

=======================================================================================================================
   Latin America -- 2.7%
=======================================================================================================================
   Brazil -- 1.1%
-----------------------------------------------------------------------------------------------------------------------
   Gerdau SA (ADR)                                                                   339,300       3,088           0.7
-----------------------------------------------------------------------------------------------------------------------
   Hypermarcas SA, ordinary nominative(4)                                            315,200       1,984           0.4
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   5,072           1.1

-----------------------------------------------------------------------------------------------------------------------
   Chile -- 0.0%
-----------------------------------------------------------------------------------------------------------------------
   Ripley Corp. SA                                                                   185,000         165           0.0
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Colombia -- 1.0%
-----------------------------------------------------------------------------------------------------------------------
   Bancolombia SA                                                                     71,469       1,084           0.2
   Bancolombia SA, preferred nominative (ADR)                                         58,309       3,606           0.8
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   4,690           1.0

-----------------------------------------------------------------------------------------------------------------------
   Mexico -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
   Alsea, SAB de CV, Series A(4)                                                     212,421         293           0.1
-----------------------------------------------------------------------------------------------------------------------
   Arca Continental, SAB de CV                                                        76,261         480           0.1
-----------------------------------------------------------------------------------------------------------------------
   CEMEX, SAB de CV, ordinary participation certificates, units (ADR)(4)             122,194         850           0.2
-----------------------------------------------------------------------------------------------------------------------
   Grupo Comercial Chedraui, SAB de CV, Class B                                       84,500         222           0.0
-----------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Inbursa, SAB de CV                                                53,800         140           0.0
-----------------------------------------------------------------------------------------------------------------------
   Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV,
      Series B-1(4)                                                                  536,400         875           0.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   2,860           0.6

=======================================================================================================================
   Africa -- 1.7%
=======================================================================================================================
   South Africa -- 1.7%
-----------------------------------------------------------------------------------------------------------------------
   AngloGold Ashanti Ltd.                                                             39,092       1,336           0.3
   AngloGold Ashanti Ltd. (ADR)                                                       21,400         728           0.2
-----------------------------------------------------------------------------------------------------------------------
   Harmony Gold Mining Co. Ltd.                                                      132,004       1,318           0.3
   Harmony Gold Mining Co. Ltd. (ADR)                                                257,900       2,532           0.5
-----------------------------------------------------------------------------------------------------------------------
   KT Corp.                                                                           55,150       1,573           0.3
-----------------------------------------------------------------------------------------------------------------------
   Royal Bafokeng Platinum Ltd.(4)                                                    60,136         344           0.1
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   7,831           1.7

=======================================================================================================================
   Other markets -- 7.0%
=======================================================================================================================
   Australia -- 0.5%
-----------------------------------------------------------------------------------------------------------------------
   Oil Search Ltd.                                                                   342,551       2,520           0.5
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Austria -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Vienna Insurance Group                                                             40,379       1,572           0.3
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Canada -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   First Quantum Minerals Ltd.                                                        69,500       1,262           0.3
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Italy -- 0.3%
-----------------------------------------------------------------------------------------------------------------------
   Tenaris SA (ADR)                                                                   43,043       1,648           0.3
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   Netherlands -- 0.6%
-----------------------------------------------------------------------------------------------------------------------
   Fugro NV                                                                           42,400       2,778           0.6
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
   United Kingdom -- 3.0%
-----------------------------------------------------------------------------------------------------------------------
   Anglo American PLC                                                                 68,700       2,046           0.4
-----------------------------------------------------------------------------------------------------------------------

                                                                                                    Value   Percent of
                                                                                      Shares        (000)   net assets
-----------------------------------------------------------------------------------------------------------------------
   United Kingdom (continued)
-----------------------------------------------------------------------------------------------------------------------
   Global Ports Investments PLC (GDR)                                                 92,647      $1,116           0.2%
-----------------------------------------------------------------------------------------------------------------------
   Imperial Tobacco Group PLC                                                         80,315       3,122           0.7
-----------------------------------------------------------------------------------------------------------------------
   Mondi PLC                                                                         266,222       2,273           0.5
-----------------------------------------------------------------------------------------------------------------------
   Standard Chartered PLC                                                            235,700       5,412           1.2
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  13,969           3.0

-----------------------------------------------------------------------------------------------------------------------
   United States of America -- 2.0%
-----------------------------------------------------------------------------------------------------------------------
   Ensco PLC, Class A                                                                 76,800       4,173           0.9
-----------------------------------------------------------------------------------------------------------------------
   Flextronics International Ltd.(4)                                                 360,300       2,310           0.5
-----------------------------------------------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold Inc.                                                79,700       2,683           0.6
-----------------------------------------------------------------------------------------------------------------------
                                                                                                   9,166           2.0

=======================================================================================================================
   Miscellaneous -- 4.9%
=======================================================================================================================
   Equity securities in initial period of acquisition                                             22,919          4.9
-----------------------------------------------------------------------------------------------------------------------
   Total equity securities (cost: $194,932,000)                                                  187,772          40.2

                                                                                   Principal
                                                                                      amount
Short-term securities                                                                  (000)
-----------------------------------------------------------------------------------------------------------------------
   Commercial paper -- 3.2%
-----------------------------------------------------------------------------------------------------------------------
   General Electric Co. 0.15% due 8/1/12                                              $5,800       5,800           1.2
-----------------------------------------------------------------------------------------------------------------------
   Siemens Capital Co. LLC 0.16% due 9/10/12                                           1,700       1,699           0.4
-----------------------------------------------------------------------------------------------------------------------
   Thunder Bay Funding LLC 0.21% due 10/22/12                                          4,200       4,198           0.9
-----------------------------------------------------------------------------------------------------------------------
   United Technologies Corp. 0.15% due 8/21/12                                         3,500       3,500           0.7
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  15,197           3.2
   Discount Notes -- 2.4%
-----------------------------------------------------------------------------------------------------------------------
   Federal Home Loan Banks 0.12% due 9/26/12                                           6,600       6,599           1.4
-----------------------------------------------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp. 0.15% due 11/1/12                                  4,600       4,599           1.0
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  11,198           2.4
   U.S. Treasury Bills -- 1.6%
-----------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Bills 0.14% due 10/25 -11/01/2012                                     7,400       7,398           1.6
-----------------------------------------------------------------------------------------------------------------------
Total short-term securities (cost: $33,792,000)                                                   33,793           7.2

Total investment securities (cost: $462,696,000)                                                 465,031          99.6
Other assets less liabilities (including forward currency contracts)                               1,901           0.4
                                                                                             -----------
Net assets                                                                                      $466,932         100.0
                                                                                             ===========

(1)   Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,790,000, which represented 3.38% of the net assets of the fund.

(2)   Index-linked bond whose principal amount moves with a government retail price index.

(3)   Coupon rate may change periodically.

(4)   Security did not produce income during the last 12 months.

(5)   Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. These securities, acquired at a cost of
      $3,056,000, may be subject to legal or contractual restrictions on resale.
      The total value of all such securities was $3,278,000, which represented
      0.70% of the net assets of the fund.

Abbreviations

Securities:
   ADR      -- American Depositary Receipts
   GDR      -- Global Depositary Receipts
   PALMS    -- Participating Access Linked Middle Eastern Securities

Currency:
   BRL   -- Brazilian real
   COP   -- Colombian peso
   CNY   -- Chinese renminbi
   EUR   -- Euro
   IDR   -- Indonesian rupiah
   KRW   -- Korean won
   MXN   -- Mexican peso
   MYR   -- Malaysian ringgit
   PHP   -- Philippine peso
   THB   -- Thai baht
   TRY   -- Turkish lira
   UYU   -- Uruguayan peso
   ZAR   -- South African rand

Valuation

Capital Guardian Trust Company ("CGTC"), the fund's investment adviser values the fund's investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund's investment adviser uses the following methods and inputs to establish the fair value of the fund's assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

------------------------------------------------------------------------------------------------------------
Fixed-income class                           Examples of standard inputs
------------------------------------------------------------------------------------------------------------
All                                          Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable
                                             securities; and proprietary pricing models such as yield
                                             measures calculated using factors such as cash flows,
                                             financial or collateral performance and other reference data
                                             (collectively referred to as "standard inputs")
------------------------------------------------------------------------------------------------------------
Corporate bonds & notes; convertible         Standard inputs and underlying equity of the issuer
securities
------------------------------------------------------------------------------------------------------------
Bonds & notes of governments & government    Standard inputs and interest rate volatilities
agencies
------------------------------------------------------------------------------------------------------------

When the fund's investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund's investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund's investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund's board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S.
Securities and Exchange Commission ("SEC") rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;
conversion or exchange rights on the security; related corporate actions;
significant events occurring after the close of trading in the security; and
changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure - The fund's board of trustees has delegated authority to the fund's investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation
Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation
Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair value guidelines to the board of trustees with supplemental information to support the changes. The fund's board of trustees and audit committee regularly review reports that describe fair value determinations and methods. At July 31,
2012, investment securities with an aggregate value of $4,465,000 representing
0.96% of the net assets of the fund, were fair valued under guidelines adopted by the fund's board of trustees.

The fund's investment adviser has also established a Fixed-Income Pricing Review
Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser's compliance group.

Classifications - The fund's investment adviser classifies the fund's assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund's valuation levels as of July 31,
2012 (dollars in thousands):

-----------------------------------------------------------------------------------------------------------------------
                                                                           Investment  securities
                                                        Level 1          Level 2           Level 3          Total
-----------------------------------------------------------------------------------------------------------------------
    Assets:
        Bonds and notes............................

           Latin America...........................    $     --         $153,099         $     --         $153,099
           Asia--Pacific...........................          --           34,749               --           34,749
           Other markets...........................          --           55,618               --           55,618
        Equity securities:
           Asia--Pacific...........................      97,549               --               --           97,549
           Other markets...........................      62,839            4,465               --           67,304
        Miscellaneous..............................      22,919               --               --           22,919
        Short--term securities.....................          --           33,793               --           33,793
                                                       --------         --------         --------         --------
    Total .........................................    $183,307         $281,724         $     --         $465,031
                                                       ========         ========         ========         ========
-----------------------------------------------------------------------------------------------------------------------
                                                                           Other investments(1)
                                                        Level 1          Level 2           Level 3           Total
-----------------------------------------------------------------------------------------------------------------------
    Assets:
        Unrealized appreciation on open forward
          currency  contracts......................    $     --         $      2         $     --         $      2
    Liabilities:
         Unrealized depreciation on open forward
          currency  contracts......................          --             (133)              --             (133)
                                                       --------         --------         --------         --------
    Total .........................................    $     --            $(131)        $     --         $   (131)
                                                       ========         ========         ========         ========

-----------------------------------------------------------------------------------------------------------------------
(1)   Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund's investment adviser uses forward currency contracts to manage the fund's exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund's investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in the fund's statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in the fund's statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of July 31, 2012, the fund had open forward currency contracts to sell currencies, as shown on the following table. The open forward currency contracts shown are generally indicative of the level of activity over the reporting period.

                                                                                        Contract amount          U.S. valuation
                                                                                             (000)                   (000)
                                                                                   -----------------------  ------------------------
                                                                                                                       Unrealized
                                                                                                                     (depreciation)/
                                                        Counterparty                     Non-U.S.    U.S.   Amount     appreciation
------------------------------------------------------------------------------------------------------------------------------------
Sales:
Australian Dollar to U.S. Dollar expiring 8/13/2012 ....Credit Suisse First Boston        AUD307    $314      $322           $(8)
British Pound to U.S. Dollar expiring 8/9/2012 .........Bank of America                   GBP545     846       855            (9)
British Pound to U.S. Dollar expiring 8/23/2012 ........Bank of New York Mellon         GBP4,278   6,709     6,707             2
Czech Koruna to U.S. Dollar expiring 8/13/2012 .........Bank of America                 CZK6,631     319       322            (3)
Euro to U.S. Dollar expiring 8/10/2012 .................Bank of America                   EUR251     309       309            --(1)
Euro to U.S. Dollar expiring 8/13 -8/20/2012............Bank of New York Mellon         EUR6,697   8,210     8,242           (32)
Israeli Shekel to U.S. Dollar expiring 8/9/2012 ........UBS.AG                            ILS231      58        58            --(1)
Korean Won to U.S. Dollar expiring 8/13/2012 ...........Bank of America             KRW4,872,251   4,250     4,306           (56)
Mexican Peso to U.S. Dollar expiring 8/10/2012 .........JPMorgan Chase Bank             MXN3,535     262       265            (3)
Polish Zloty to U.S. Dollar expiring 8/13/2012 .........Bank of America                 PLN2,729     799       815           (16)
South African Rand to U.S. Dollar expiring 8/13/2012 ...UBS.AG                         ZAR19,783   2,380     2,386            (6)
Forward currency contracts -- net.......................                                                                   $(131)

(1)   Amount less than one thousand.

Federal income tax information

                                                                                           (dollars in thousands)
Gross unrealized appreciation on investment securities                                                   $24,901
Gross unrealized depreciation on investment securities                                                   (22,900)
Net unrealized appreciation on investment securities                                                       2,001
------------------------------------------------------------------------------------------------------------------
Cost of investment securities for federal income tax purposes                                            463,030
------------------------------------------------------------------------------------------------------------------

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John B. Emerson
John B. Emerson, President and Principal Executive Officer

Date: September 28, 2012

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: September 28, 2012